Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Schedule of Inventories [Abstract]
Finished goods	$ 53,576	$ 61,297
Work-in-process	3,734	3,163
Raw materials	62,615	67,212
Total Inventory	$ 119,925	$ 131,672